Share-based payments (Tables)	12 Months Ended
Dec. 31, 2020
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Summary of the Number and Weighted Average Exercise Prices Movements in Stock Options
The following table illustrates the number and weighted average exercise prices of, and movements in, stock options during the year:

	2020	Weighted average exercise price	2019	Weighted average exercise price
		€		€
Outstanding January 1,	392,850	0.01	392,850	0.01
Granted	1,072,445	2.53	—	—
Exercised	—	—	—	—
Forfeited	—	—	—	—
Outstanding December 31,	1,465,295	1.85	392,850	0.01

Summary of the Number and Weighted Average Purchase Prices Movements in RSU
The following table illustrates the number and weighted average purchase prices of, and movements in, RSUs during the year:

	2020	Weighted average purchase price	2019	Weighted average purchase price
		€		€
Outstanding January 1,	25,295	0.01	25,295	0.01
Granted	128,300	0.00	—	—
Exercised	—	—	—	—
Forfeited	—	—	—	—

Outstanding December 31,	153,595	0.00	25,295	0.01

Summary of Fair Value Per Ordinary Share at Each Grant Based Upon Equity Value
The inputs used in the measurement of the fair value per ordinary share at each grant/ measurement date based upon the total equity value were as follows:

	December 31, 2020	December 17, 2020	July 13, 2020	February 3, 2020	January 1, 2020
Expected volatility (%)	90%	90%	90%	80%	80%
Expected life (years)	1.6	1.6	1.6	3.0	3.0
Risk-free interest rate (%)	-0.8%	-0.8%	-0.8%	-0.6%	-0.6%
Expected dividend yield	—	—	—	—	—

Summary of Fair Value Per Option at Each Grant/Measurements Date Using the Black-Scholes Formula
The input used in the measurement of the fair value per option at each grant/measurements date using the Black-Scholes formula (including the related number of options and the fair value of the options) were as follows:

	December 31, 2020	December 17, 2020	July 13, 2020	February 3, 2020	January 1, 2020
Number of options	88,000	32,445	44,000	308,000	600,000
Fair value of the options	€6.08	€5.07	€4.74	€1.66	€1.67
Fair value of the ordinary shares	€7.25	€7.25	€5.82	€2.38	€2.38
Exercise price	€2.38	€7.25	€2.38	€2.38	€2.38
Expected volatility (%)	85%	85%	85%	85%	85%
Expected life (years)	6.1	6.1	6.0	6.1	6.1
Risk-free interest rate (%)	-0.6%	-0.7%	-0.6%	-0.6%	-0.4%
Expected dividend yield	—	—	—	—	—